Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	¥ 9,555,701		¥ 8,909,126
Prepaid consulting service fee	3,941,513
Deposits	1,414,787		1,675,632
Loan receivable due from a third party	1,000,000		4,000,000
Prepaid expense	109,837		228,477
Other receivables	909,966		101,249
Total	¥ 16,931,804	$ 2,319,648	¥ 14,914,484